Share-Based Compensation (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended						3 Months Ended	6 Months Ended	12 Months Ended			0 Months Ended		3 Months Ended	6 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended								3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended	12 Months Ended	3 Months Ended			6 Months Ended		3 Months Ended		6 Months Ended		1 Months Ended		12 Months Ended
	Mar. 28, 2014	Mar. 29, 2013	Mar. 28, 2014	Mar. 29, 2013	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011	Sep. 27, 2013 Time-Based Options	Sep. 28, 2012 Time-Based Options	Sep. 30, 2011 Time-Based Options	Dec. 27, 2013 Performance-based options	Mar. 28, 2014 Performance-based options	Sep. 27, 2013 Performance-based options	Sep. 28, 2012 Performance-based options	Sep. 30, 2011 Performance-based options	Nov. 11, 2013 Performance Shares Under Modification	Jun. 21, 2011 Performance Shares Under Modification	Mar. 28, 2014 Performance Shares Under Modification	Mar. 28, 2014 Performance Shares Under Modification	Mar. 28, 2014 Installment Stock Purchase Opportunities (ISPOs) [Member]	Mar. 29, 2013 Installment Stock Purchase Opportunities (ISPOs) [Member]	Mar. 28, 2014 Installment Stock Purchase Opportunities (ISPOs) [Member]	Mar. 29, 2013 Installment Stock Purchase Opportunities (ISPOs) [Member]	Sep. 27, 2013 Installment Stock Purchase Opportunities (ISPOs) [Member] Installment	Sep. 28, 2012 Installment Stock Purchase Opportunities (ISPOs) [Member]	Sep. 30, 2011 Installment Stock Purchase Opportunities (ISPOs) [Member]	Sep. 27, 2013 Installment Stock Purchase Opportunities (ISPOs) [Member] Vesting Period, First Installment	Sep. 27, 2013 Installment Stock Purchase Opportunities (ISPOs) [Member] Vesting Period, First Installment Minimum	Sep. 27, 2013 Seamless Unit Options	Sep. 28, 2012 Seamless Unit Options	Sep. 30, 2011 Seamless Unit Options	Mar. 28, 2014 Deferred Stock Units	Mar. 29, 2013 Deferred Stock Units	Mar. 28, 2014 Deferred Stock Units	Mar. 29, 2013 Deferred Stock Units	Sep. 27, 2013 Deferred Stock Units	Sep. 28, 2012 Deferred Stock Units	Sep. 30, 2011 Deferred Stock Units	Mar. 28, 2014 Restricted Stock Units (RSUs) [Member]	Dec. 27, 2013 Restricted Stock Units (RSUs) [Member]	Mar. 28, 2014 Restricted Stock Units (RSUs) [Member]	Sep. 27, 2013 Restricted Stock Units (RSUs) [Member]	Mar. 28, 2014 Time-Based Options	Dec. 27, 2013 Time-Based Options	Mar. 29, 2013 Time-Based Options	Mar. 28, 2014 Time-Based Options	Mar. 29, 2013 Time-Based Options	Mar. 28, 2014 Performance-Based Options [Member]	Mar. 29, 2013 Performance-Based Options [Member]	Mar. 28, 2014 Performance-Based Options [Member]	Mar. 29, 2013 Performance-Based Options [Member]	Jul. 31, 2013 Restricted Stock Awards	Jul. 31, 2013 Nonqualified Stock Options	Sep. 27, 2013 Selling and General Corporate Expenses	Sep. 28, 2012 Selling and General Corporate Expenses	Sep. 30, 2011 Selling and General Corporate Expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	25,500,000		25,500,000		42,000,000
Number of shares available for grant					11,700,000
Tax benefit on share-based compensation Expense	$ 10.8	$ 1.9	$ 28.5	$ 3.5	$ 7.6	$ 6.1	$ 6.8
Share-based compensation expense, before taxes	27.6	4.8	73.0	8.8				9.3	8.5	10.3		1.8	6.4	3.6	5.1			14.0	50.9	0.5	0.2	1.2	0.6	1.6	1.0	0.8			0.2	2.1	0.1	1.4	0.4	1.5	0.6	0.6	0.5	1.0	4.0		6.3	1.3	3.6		2.1	6.8	4.0	16.3	2.1	55.4	3.4			19.4	15.7	17.3
Proceeds from stock options exercised					5.6	6.7	1.0
Excess tax benefit from share-based compensation					4.8	4.5	0.7
Options granted weighted-Average grant date fair value								$ 5.41	$ 4.57	$ 4.42	$ 23.92		$ 4.54	$ 3.91	$ 4.21	$ 10.19	$ 4.66							$ 2.88	$ 2.80	$ 2.47														$ 20.45				$ 6.65								$ 16.21	$ 4.79
Options forfeiture rate								8.70%					8.70%											8.70%
Unrecognized compensation expense								29.0					2.4											5.0																		15.6
Employee service share-based compensation, nonvested awards, total compensation cost not yet recognized, period for recognition								3 years 1 month 28 days					6 months 15 days											2 years 10 months 10 days																		3 years 9 months 11 days
Options exercised total intrinsic value								17.2	15.0	8.9			8.5	7.5	5.0									0.5	0.2
Options vested fair value								$ 3.9	$ 7.9	$ 15.8			$ 0.2	$ 6.7	$ 0									$ 0.4	$ 0.9
Option Awards Modified in Period																5,000,000	3,700,000
Period in fiscal year EBIT targets set																	90 days
Number of vesting installments																								5
Award vesting percentage																											20.00%															25.00%
Minimum Percentage To Be Exercised To Not Cancel Award																												25.00%
Period Awards Are Exercisable After Vesting																								31 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments, Granted after Period																																																				200,000	1,100,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price								$ 16.11					$ 15.06											$ 15.08																													$ 16.21
Granted (shares)								4,850,000			466,763		463,000											350,000						3,500,000				60,088	42,462	42,462				2,048,785				1,900,000
RSUs Granted (shares)																																										1,273,275
RSUs granted weighted-Average grant date fair value (per share)																																										$ 16.22
Percent to vest, Performance based Options, First target																50.00%
First Performance Target for PBO for IPO Modification																$ 20.00
Second Performance target for PBO for IPO Modification																$ 25.00
Percent to vest, Performance based options, second target																100.00%